Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment Unit Customer ¥ / shares	Dec. 31, 2024 USD ($) Segment Unit Customer $ / shares	Dec. 31, 2023 CNY (¥) Unit Segment ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) Customer	May 31, 2015 CNY (¥)	May 31, 2015 HKD ($)
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar	7.2993				7.2993
Number of reportable segments | Segment	2	2	2
Number of reporting units | Unit	3	3	3
Allowance for contract asset	¥ 155.0		¥ 168.0		$ 21
Advertising, marketing and promotional expenses	¥ 13,800.0	$ 1,900	13,200.0	¥ 10,200.0
Number of customers with receivable balance exceeding 10% | Customer	0				0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer	0	0
Appreciation or depreciation of US$ against RMB, as a percentage	2.81%	2.81%
Net (loss) income	¥ 24,175.0	$ 3,312	21,549.0	7,534.0
Debt Securities, Held-to-maturity, Allowance for Credit Loss	223.0		385.0		$ 31
Cash and cash equivalents, restricted cash, debt investments and long-term restricted cash	237,700.0				32,600
Revenue, Remaining Performance Obligation, Amount	¥ 990.0				136
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)	Operating Income (Loss)
Impairment of goodwill	¥ 0.0		0.0
Income from government subsidies	1,000.0	$ 141	768.0	¥ 728.0
Deferred income government subsidies	915.0		¥ 506.0		126
Deferred Revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	6,200.0	$ 852
Smart Living Group
Accounting Policies [Abstract]
Impairment of goodwill	¥ 0.0
Common Class A and Class B
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)	¥ 8.24	$ 1.13	¥ 6.89	¥ 2.48
Earnings per share - basic | (per share)	¥ 8.31	$ 1.14	¥ 6.98	¥ 2.5
Maximum | State Administration of Taxation, China
Accounting Policies [Abstract]
Deposit insurance system amount						¥ 0.5
Maximum | Inland Revenue, Hong Kong
Accounting Policies [Abstract]
Deposit insurance system amount | $							$ 0.5
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalents	3 months	3 months
Long-term investments
Accounting Policies [Abstract]
Debt Securities, Held-to-maturity, Allowance for Credit Loss	¥ 227.0		¥ 57.0		31
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets	2,500.0		3,300.0		343
Allowance for contract asset	155.0		168.0		21
Customer deposits and deferred revenue
Accounting Policies [Abstract]
Contract liabilities	¥ 8,400.0		¥ 7,900.0		$ 1,200
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	74.00%	74.00%
Credit Concentration Risk | Onshore China | Financial Institution One
Accounting Policies [Abstract]
Concentration risk by percentage	16.00%	16.00%
Credit Concentration Risk | Onshore China | Financial Institution Two
Accounting Policies [Abstract]
Concentration risk by percentage	13.00%	13.00%
Credit Concentration Risk | Onshore China | Financial Institution Three
Accounting Policies [Abstract]
Concentration risk by percentage	11.00%	11.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	26.00%	26.00%
Customer Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%
Change In Accounting Estimate
Accounting Policies [Abstract]
Depreciation expense	¥ 1,400.0	$ 198
Net (loss) income	¥ 1,200.0	$ 171
Change In Accounting Estimate | Common Class A and Class B
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)	¥ 0.44	$ 0.06
Earnings per share - basic | (per share)	¥ 0.45	$ 0.06
Server
Accounting Policies [Abstract]
Property, plant and equipment, useful life	6 years		5 years		6 years